Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities

Note 11 — Accounts payable and accrued liabilities

	As of March 31,
	2026	2025
Accounts payable	51,766	56,093
Accrued bonuses	85,044	60,485
Accrued payroll taxes	14,991	7,049
Accrued liabilities	157,662	126,543
Total accounts payable and accrued liabilities	$309,463	$250,170

Amounts included in accounts payables

Accounts payable for the year ended March 31, 2026 consists mostly of routine operating costs. Accrued liabilities for the year ended March 31, 2026 consists mainly of accrued professional services and unpaid wages of the Shanghai office personnel. Accounts payable and accrued liabilities for the year ended March 31, 2025 consisted mainly of professional fees, legal fees and consulting services to various vendors.

Retirement and Pension Plans

In the United Kingdom and China, the Company participates in government-mandated pension and social security programs. Contributions to these plans are required by law and are based on a percentage of employee compensation. The Company’s obligation is limited to the statutory contributions, which are recognized as expense in the period in which the related payroll costs are incurred. The Company has no further obligations beyond these contributions. Total pension and related expense for the years ended March 31, 2026, 2025 and 2024 was approximately $ 88,723, $81,143 and $39,234 respectively, and consists solely of statutory contributions to government plans.